INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Income tax benefit	$ (4,318)	$ 0	$ (32,238)	$ 0	$ (940)	$ 0
Decreases recorded as a benefit to income tax provision	4,300		32,200		(934)
Unrecognized tax benefits	$ 1,200		$ 1,200
United States					(34,285)	$ (103,596)
Foreign					$ (670)